Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables and other liabilities

AS AT	NOTE	December 31, 2018	December 31, 2017	January 1, 2017
Trade payables and accruals		2,535	2,448	2,319
Compensation payable		589	560	531
Taxes payable		129	150	137
Maple Leaf Sports and Entertainment Ltd. (MLSE) financial liability (1)	26	135	135	135
Derivative liabilities	26	27	96	18
CRTC tangible benefits obligation	26	38	38	51
Provisions	23	66	55	39
Severance and other costs payable		63	29	30
CRTC deferral account obligation	26	16	28	32
Other current liabilities		343	336	379
Total trade payables and other liabilities		3,941	3,875	3,671

(1)
Represents BCE’s obligation to repurchase the BCE Master Trust Fund’s (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other expense in the income statements.